INFORMATION ABOUT COMPONENTS OF EQUITY - Shares summary (Details)	Mar. 14, 2019 shares	Mar. 02, 2018 $ / shares shares	Jun. 30, 2019 Vote $ / shares shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Warrants outstanding			12,700,000
Ordinary shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares authorised			100,000,000
Par value per share | $ / shares			$ 0.0001
Number of shares issued			36,120,517
Number of shares outstanding			36,120,517
Vote per share | Vote			1
Preference shares
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares authorised			1,000,000
Par value per share | $ / shares			$ 0.0001
Number of shares issued			0
Number of shares outstanding			0
Public warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Number of shares issued			11,500,000
Warrants exercise price (USD per share) | $ / shares		$ 11.50
Founder warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Issue of convertible instruments in shares	5,200,000
Bioceres warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Issue of convertible instruments in shares	7,500,000
UAC
INFORMATION ABOUT COMPONENTS OF EQUITY
Number shares the warrants can be exercise to		1
Warrants exercise price (USD per share) | $ / shares		$ 11.50
Warrant exercise period		5 years
UAC | Public warrants
INFORMATION ABOUT COMPONENTS OF EQUITY
Issue of convertible instruments in shares		11,500,000
Warrant exercise period		5 years
Stock price above which the company can redeem the warrants (USD per share) | $ / shares		$ 18